FINANCE EXPENSES	9 Months Ended
Sep. 30, 2021
Finance Expenses
FINANCE EXPENSES

16. FINANCE EXPENSES

Finance expenses consist of the following:

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2021	2020	2021	2020
	$	$	$	$
Interest expense - Debentures	748	365	2,380	365
Interest expense - other	25	255	69	742
Rehabilitation provision - accretion	22	16	59	46
Post-retirement benefits - accretion	11	2	27	3
Post-retirement benefits - transfer (1)	(118)	-	(118)	-
Unrealized (gain) loss on currency hedges	-	(346)	21	673
Finance expenses	688	292	2,438	1,829

(1)	In accordance with changes in Mexican labour laws, the Company’s post-retirement benefit obligations were transferred between subsidiaries of the Company resulting in a net reduction in the provision on revaluation.